Ordinary Shares - Additional Information (Detail) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Dec. 16, 2014 shares	Apr. 22, 2014 USD ($) shares	Sep. 12, 2012 shares	Dec. 31, 2014 $ / shares shares	May. 31, 2014 USD ($)	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Nov. 28, 2014 shares	Dec. 31, 2013 shares	Oct. 08, 2013 shares	Dec. 31, 2012 shares	Jul. 13, 2012 shares	Jun. 11, 2012 shares	Apr. 30, 2012 shares	Apr. 12, 2012 shares	Nov. 23, 2011 $ / shares shares
Class of Stock [Line Items]
Ordinary shares, shares authorized		799,281,189	371,684,330					1,000,000,000		835,675,688		366,789,830	426,747,470		446,545,450	500,000,000
Ordinary shares, shares issued														147,000,000		147,000,000
Ordinary shares, par value | $ / shares																$ 0.0001
Shares authorized		1,000,000,000								1,000,000,000					500,000,000
Convertible redeemable preferred shares, shares authorized		200,718,811								164,324,312					53,454,550
Stock split ratio for ordinary shares			10
Amount due to ordinary shareholders | $		$ 6,450
Issuance of ordinary shares in connection with exercise of options and vesting of share units						5,995,293
Class A Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized				800,000,000		800,000,000	800,000,000	800,000,000
Ordinary shares, shares issued				280,869,740		286,865,033	280,869,740
Ordinary shares, par value | $ / shares				$ 0.0001		$ 0.0001	$ 0.0001
Issuance of ordinary shares in connection with exercise of options and vesting of share units	45,688,888			45,688,888
Convertible preferred stock shares converted to ordinary shares	200,718,811
Ordinary shares, shares outstanding				280,869,740		286,865,033	280,869,740
Number of shares, Outstanding						4,403,785
Class A Common Stock [Member] | IPO [Member]
Class of Stock [Line Items]
Issuance of ordinary shares in connection with exercise of options and vesting of share units	36,800,000			36,800,000
Class A Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Issuance of ordinary shares in connection with exercise of options and vesting of share units	8,888,888			8,888,888
Class B Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized				100,000,000		100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued				96,886,370		96,886,370	96,886,370
Ordinary shares, par value | $ / shares				$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding				96,886,370		96,886,370	96,886,370
Number of shares, Outstanding						24,221,593
Undesignated Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized								100,000,000
Common Stock [Member]
Class of Stock [Line Items]
Number of shares donated to the company		15,651,589
Issuance of ordinary shares in connection with exercise of options and vesting of share units						5,995,293	45,688,888
Ordinary shares, shares outstanding				377,756,110		383,751,403	377,756,110		147,000,000		147,000,000
Dividend Declared [Member] | Common Stock [Member]
Class of Stock [Line Items]
Dividend amount | $		$ 64,494
Dividend Paid [Member] | Common Stock [Member]
Class of Stock [Line Items]
Dividend amount | $					$ 58,044
Dividend payable date					2014-05